Personnel expenses - Disclosure of Conditions and Inputs Used in the Measurement of the Fair Values at Grant Dates (Details)	12 Months Ended
	Dec. 31, 2023 shares SFr / shares	Dec. 31, 2022 shares SFr / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	1,282,372	340,152
Weighted average exercise price (in CHF per shares)	SFr 0.10	SFr 0.10
Expected dividend	0	0
Weighted average fair value of rights granted (in CHF per shares)	SFr 5.20	SFr 17.08
Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	120,144	33,015
Vesting period	1 year	1 year
Performance Share Units (PSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	1,162,228	307,137
Performance Share Units (PSU), Management Board
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Vesting period	3 years	3 years
Minimum
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Share price (in CHF per share)	SFr 3.86	SFr 6.55
Expected volatility on Common shares	67.08%	64.69%
Risk free interest rate, common shares	(0.24%)	(0.54%)
Expected volatility on NBI	23.36%	25.89%
Risk free interest rate, NBI	5.30%	0.58%
Expected volatility on SPI	13.20%	15.57%
Risk free interest rate, SPI	(0.24%)	(0.54%)
Minimum | Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Full contractual life for RSU and PSU	3 years	3 years
Minimum | Performance Share Units (PSU), Employees excluding Management Board
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Vesting period	3 years	3 years
Maximum
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Share price (in CHF per share)	SFr 6.16	SFr 18.88
Expected volatility on Common shares	77.51%	76.84%
Risk free interest rate, common shares	1.17%	(0.71%)
Expected volatility on NBI	28.66%	28.16%
Risk free interest rate, NBI	6.04%	4.78%
Expected volatility on SPI	17.27%	17.02%
Risk free interest rate, SPI	1.17%	(0.71%)